Pax World Global Environmental Markets Fund
Pax World Global Environmental Markets Fund

Pax World International Fund (the "International Fund"), Pax World Growth
Fund, and Pax World Global Environmental Markets Fund, each a series of

Pax World Funds Series Trust I ("Trust I"),

and

Pax MSCI EAFE ESG Index ETF ("EAPS"), a series of

Supplement Dated December 12, 2013
to the
Prospectuses
Dated May 1, 2013
and the
Statement of Additional Information of Trust I
Dated May 1, 2013

3. Effective September 18, 2013, the Prospectus of Pax World Global Environmental Markets Fund and the Statement of Additional Information of Trust I are amended as follows:

The first paragraph on page 47 of the Prospectus is deleted and replaced with the following:

The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

The first sentence of the second full paragraph on page 49 of the Prospectus is deleted and replaced with the following:

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

4. Effective August 1, 2013, the Prospectus of Pax World Global Environmental Markets Fund is amended, as follows:

The following sentence is added to the fourth full paragraph on page 49, in the subsection of the Prospectus titled "Principal Investment Strategies" in the section captioned "Pax World Global Environmental Markets Fund:"

In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels) and carbon neutral (through carbon offsets acquired by the Adviser and other measures), as determined by an independent evaluator.

The next paragraph, which begins on page 49 and carries over to page 50, is deleted in its entirety and replaced with the following:

The Global Environmental Markets Fund avoids investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas), in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Shareholders should retain this Supplement for future reference.